Unaudited Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash (used in) provided by operating activities	$ (30,194)	$ 3,920
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(22)
Purchase of intangible assets	(1)
Net cash used in investing activities	(23)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from bank loans		7,583
Repayments of bank loans	(5,100)	(9,652)
Payment of loan origination fees		(47)
Net cash used in financing activities	(5,100)	(2,116)
Effect of exchange rate changes	6,999	3,764
Net increase (decrease) in cash and cash equivalents	(28,318)	5,568
Cash and cash equivalents, at beginning of period	242,082	197,660
Cash and cash equivalents, at end of period	213,764	203,228
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interests paid	71	250
Acquisition of intangible asset from settlement of prepayments	10,585	702
Lease liabilities arising from obtaining right-of-use assets	216
Issuance of shares to settle outstanding warrants	$ 43